RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
For the six-month period ended June 30, 2025
Key management personnel compensation
Two cash settled awards of 500,000 and 273,825 shares were awarded in April 2024 under the DSP to a current Board Member.
In February 2025, the awards, which vested in April 2024 and June 2024 with planned release date of one year after the vesting date, were agreed to be released and settled at an earlier date before March 15, 2025. The awards were settled by way of gross cash payment of US$1 to the Board Member as a full and final settlement.
In March 2025, an equity-settled award of 1,644,025 shares granted to GEC member in March 2023 under the DSP, vested after meeting the required service condition of two years.
On April 2, 2025, a service based one-off equity award of 250,000 shares was granted to the GCFO, under the DSP. The award will be vested 50% on March 31, 2026, and the remaining 50% on March 31, 2027.
On April 28, 2025, the General Counsel received an equity-settled award of 118,850 common shares as a part of her 50% STI
2024 converted into share-based grant, which vested immediately upon grant. These shares are subject to a 2-year restriction period.
On May 14, 2025, certain GEC members (excluding General Counsel) were granted long term incentive awards of 8,266,750 common shares under the Umbrella Incentive Plan. These awards are subject to a market condition tied to an absolute share price target for a total of shares with a performance period of January 1, 2025 to December 31, 2027, being the vesting date.
Additionally on May 20, 2025, two rotational GEC members were granted long term incentive awards of 755,825 common shares on target under the Umbrella Incentive Plan. These awards are subject to non-market performance condition scorecards for their respective OpCo related to a performance period of January 1, 2025 to December 31, 2027, being the vesting date.
On June 17, 2025, the General Counsel irrevocably and unconditionally surrendered an equity-settled award originally granted in
2024 of 2,055,292 common shares, issued under Long-Term Incentive Plan, for no consideration. This has resulted in cancellation of the award and caused it to lapse with immediate effect. On the same date, a special equity-settled award of
685,000 common shares was granted to the General Counsel under the Umbrella Incentive Plan. The award is subject to service-based vesting conditions, with 40% vesting on February 28, 2026, 40% vesting on October 31, 2026, and the remaining
20% vesting on January 31, 2027.
Other related parties
On June 7, 2024, the Company entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with
Impact Investments which will provide strategic support and board advisory services to the Company and Kyivstar. Michael
Pompeo, who was appointed to the Board of Directors of the Company on May 31, 2024, serves as Executive Chairman of
Impact Investments. He was re-appointed on May 8, 2025 on the Board of Directors of the Company in the 2025 AGM.
As of June 30, 2025, US$0.3 of expense has been recognized related to the monthly cash payments and US$2 of expense has been recognized related to share-based payment expense related to the 2024 Agreement.
On June 7, 2025, the second tranche of Warrant A for a value of US$2 worth of shares (based on the 90-day average closing price of VEON ADS) or 1,087,855 common shares (equal to 43,514 ADS) vested.
For the six-month period ended June 30, 2024
Key management personnel compensation
In January 2024, Group Chief Executive Officer (“GCEO”) was granted 3,201,250 common shares (equal to 128,050 ADSs)
under the Company's 2021 Long-Term Incentive Plan ("LTIP").  In July 2024, these shares vested after meeting the required performance objectives whereby a portion was settled in cash and the remaining shares are expected to be transferred in 2025.
In April 2024, the GCEO vested 1,431,220 equity-settled common shares (equal to 57,249 ADSs) under the 2021 Deferred Share
Plan ("DSP") for Short-Term Incentive ("STI") 2023, which were transferred to the GCEO in June 2024. In June 2024, the GCEO also received 2,393,275 common shares (equal to 95,731 ADSs) related to 3,662,240 common shares (equal to 146,490 ADSs)
that had vested in September 2023 under the DSP. The remaining 1,268,965 common shares (equal to 50,759 ADSs) were withheld for tax purposes.
In April 2024, 10,457,359 equity-settled awards in common shares in the Company (equal to 418,294 ADSs) were granted to the
GEC under the LTIP. The vesting of these shares is linked to the VEON shares’ relative Target Shareholder Return ("TSR")
performance against VEON’s peer group which will be assessed at the end of the three-year performance period, on December
31, 2026.
In April 2024, the GCFO at the time was granted and immediately vested in 434,549 equity settled common shares (equal to
17,382 ADSs) under the DSP for successfully completing key projects. Additionally, 520,519 equity-settled common shares in the
Company (equal to 20,821 ADSs) were granted and vested immediately under the same plan for STI 2023. In June 2024, the
GCFO received 482,325 common shares (equal to 19,293 ADSs), while 472,743 common shares (equal to 18,910 ADSs) were withheld for tax purposes related to the April 2024 grants. Also, in June 2024, the GCFO received 52,550 common shares (equal to 2,102 ADSs) related to 104,047 common shares (equal to 4,162 ADSs) that vested in December 2023 under the DSP. The remaining 51,497 common shares (equal to 2,060 ADSs) were withheld for tax purposes.
In April 2024, the General Counsel (“GC”) was granted and immediately vested in 372,470 equity-settled awards in common shares (equal to 14,899 ADSs) under the DSP for successfully completing key projects. Additionally, 288,703 equity-settled awards in common shares (equal to 11,485 ADSs) were granted and vested immediately under the DSP in April 2024 for STI
2023. In June 2024, 333,900 common shares (equal to 13,356 ADSs) of the vested awards were transferred to the GC at the time while 327,273 common shares (equal to 13,091 ADSs) were withheld for tax purposes.
In April 2024, VEON granted a total of 1,821,475 equity-settled awards and 3,095,300 cash-settled awards in common shares
(equal to 72,859 and 123,812 ADSs, respectively) under the DSP to its current and former Board of Directors. By June 2024,
1,648,225 of the equity-settled common shares (equal to 65,929 ADSs) were vested and transferred to the Board members and
173,250 common shares (equal to 6,930 ADSs) were withheld for tax purposes.